The Company and Summary of Significant Accounting Policies - Narrative (Details)										1 Months Ended			3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended		14 Months Ended
	Feb. 15, 2025 USD ($)	Jan. 15, 2025 USD ($)	Nov. 04, 2024 USD ($)	Sep. 11, 2024 USD ($) $ / shares	Mar. 04, 2024 USD ($) trading_day $ / shares shares	Dec. 13, 2023 USD ($) shares	Nov. 15, 2023 USD ($) shares	Nov. 10, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Nov. 30, 2022 $ / shares shares	Sep. 30, 2024 USD ($) note $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) note component $ / shares shares	Sep. 30, 2023 USD ($) shares	Nov. 15, 2025 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 12, 2024 USD ($)	Oct. 31, 2024 $ / shares	Dec. 19, 2023 USD ($) shares	Nov. 30, 2023 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Restricted cash and cash equivalents										$ 20,000								$ 20,000	$ 20,000	$ 20,000
Other assets, fair value disclosure										20,000								20,000	20,000	20,000
Contract with customer asset net current										0								0	0	0
Product warranty obligation, term													12 months		12 months
Research and development													$ 925,214	$ 311,829	$ 2,492,842	$ 1,083,373		1,485,636	2,386,086
Accumulated deficit										17,770,145			32,122,605		32,122,605			17,770,145	11,671,194	$ 17,770,145
Net cash used in operating activities															8,806,402	1,965,772		2,651,143	3,861,735
Net loss													$ 3,619,494	1,375,939	9,166,958	4,588,900		$ 6,098,951	6,256,068
Sale of stock, number of shares issued in transaction (in shares) | shares																				490,000
Proceeds from sale of common stock and warrants, net of issuance costs															$ 0	1,017,850
Description of trigger event based on common stock																		when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days.
Discription of having sufficient fund																		12 months
Factor to be considered for receiving shares in the new company											0.15
Business combination, exchange ratio					34.27%
Triggered event, daily volume-weighted average price per share (in dollars per share) | $ / shares					$ 0.8768
Number of consecutive trading days | trading_day					5
Payment term range, cash in advance, duration													30 days		30 days
Number of clinics | note													2		6
Number of components | component															600
Number of dependent components | component															5
Restricted cash equivalents										20,000			$ 20,000		$ 20,000			$ 20,000		$ 20,000
Allowance for credit loss										0			0		0			0		0
Finance lease, right-of-use asset, after accumulated amortization										0			0		0			0		0
Asset impairment charges													0	0	0	0
Contract with customer, liability										347,619			19,841		19,841			347,619	0	347,619
Contract with customer, asset										0			0		0			0		0
Income tax examination, penalties and interest accrued											$ 0		$ 0	$ 0	$ 0	$ 0
Unrecognized tax benefits										49,255								49,255	49,255	49,255					$ 0
Share price (in dollars per share) | $ / shares													$ 0.74		$ 0.74
Long-term debt													$ 10,483,292		$ 10,483,292
Contract with customer, liability, revenue recognized													11,905		27,778
GIGCAPITAL5, INC
Property, Plant and Equipment [Line Items]
Cash equivalents										$ 0								0	$ 0	$ 0
Offering costs charged to stockholders' deficit upon completion of offering																		$ 13,193,740
Issued and outstanding subject to possible redemption | shares										2,114,978								2,114,978	4,014,050	2,114,978
Unrecognized tax benefits										$ 0								$ 0	$ 0	$ 0
Amount accrued for payment of interest and penalties										0								0	$ 0	0
Exit Strategy Partners, LLC
Property, Plant and Equipment [Line Items]
Stock issued during period, shares, issued for services (in shares) | shares						250,000
Consideration paid along the business combination						$ 125,000
Consideration payable on the first anniversary of business combination						100,000
Stock issued during period, value, issued for services						$ 225,000
Related Party
Property, Plant and Equipment [Line Items]
Contract with customer, liability										300,000			0		0			300,000		300,000
Related Party | Subsequent Event | Private Investment Public Entity Agreement
Property, Plant and Equipment [Line Items]
Common stock, value, subscriptions																					$ 2,560,000
Certificate of deposit | Fair Value, Inputs, Level 2
Property, Plant and Equipment [Line Items]
Certificate of deposit										20,000			$ 20,000		$ 20,000			$ 20,000		$ 20,000
Customer One | Revenue Benchmark | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk, percentage																		49.00%	98.00%
Customer One | Accounts Receivable, Net | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk, percentage																		100.00%
Stock Subscription Agreement
Property, Plant and Equipment [Line Items]
Net impact of the Merger on the condensed consolidated statement of stockholders' deficit					$ 500,000					500,000
Yorkville
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					1,000,000
Yorkville | Equity Purchase Agreement
Property, Plant and Equipment [Line Items]
Business combination, pre-paid advance received										9,005,000
Proceeds from sale of common stock and warrants, net of issuance costs										40,000,000
Yorkville | Stock Subscription Agreement
Property, Plant and Equipment [Line Items]
Business combination, pre-paid advance received					$ 9,025,000
Proceeds from sale of common stock and warrants, net of issuance costs					40,000,000
Funicular Funds
Property, Plant and Equipment [Line Items]
Proceeds from the Merger, net of transaction costs										$ 1,500,000
Funicular Funds, LP
Property, Plant and Equipment [Line Items]
Proceeds from the Merger, net of transaction costs					$ 1,500,000
Private Placement
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares												342,703	0	0	0	89,532		261,250	228,750	167,925
Sale of stock, price per share (in dollars per share) | $ / shares												$ 11.67
Bridge Loan
Property, Plant and Equipment [Line Items]
Debt instrument face value								$ 1,000,000																$ 200,000
Common stock shares issuable and convertible into shares of the company upon consummation of business combination (in shares) | shares										1,369,255								1,369,255		1,369,255
Share price (in dollars per share) | $ / shares					$ 2.00
Long-term debt										$ 774,337			$ 0		$ 0			$ 774,337		$ 774,337
Yorkville Pre-paid Advance | Yorkville
Property, Plant and Equipment [Line Items]
Pre-paid advance agreement					$ 10,000,000
Debt instrument, convertible, triggered periodic payment				$ 1,521,581
Debt instrument, convertible, triggered principal amount				$ 1,145,407	$ 1,500,000
Share price (in dollars per share) | $ / shares				$ 0.8768
Yorkville Pre-paid Advance | Yorkville | Subsequent Event
Property, Plant and Equipment [Line Items]
Share price (in dollars per share) | $ / shares																						$ 0.50
Conversion of stock, amount converted			$ 254,593
Long-term debt			$ 8,600,000
Yorkville Pre-paid Advance | Yorkville | Forecast
Property, Plant and Equipment [Line Items]
Debt instrument, convertible, triggered periodic payment	$ 500,000	$ 500,000															$ 500,000
Securities Purchase Agreement | Bridge Loan
Property, Plant and Equipment [Line Items]
Debt instrument face value								$ 1,000,000
Common stock shares issuable and convertible into shares of the company upon consummation of business combination (in shares) | shares								500,000
Percentage cash option value at the date maturity								120.00%
Securities Purchase Agreement | Bridge Loan | Meteora Capital Partners LP
Property, Plant and Equipment [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination (in shares) | shares								50,000
Merger earnout consideration shares | GIGCAPITAL5, INC
Property, Plant and Equipment [Line Items]
Debt instrument face value																							$ 500,000
Common stock shares issuable and convertible into shares of the company upon consummation of business combination (in shares) | shares								1,200,000															200,000
Additional common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares								50,000
Proceeds from sale of common stock and warrants, net of issuance costs								$ 3,000,000
Fourth Amendment | Private Placement | US Capital Global QT Imaging LLC
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								25,000
Sale of stock, price per share (in dollars per share) | $ / shares								$ 2.50
Fourth Amendment | Bridge Loan | Private Placement | US Capital Global QT Imaging LLC
Property, Plant and Equipment [Line Items]
Debt instrument face value								$ 200,000
Sale of stock, number of shares issued in transaction (in shares) | shares								35,329
Sale of stock, price per share (in dollars per share) | $ / shares								$ 2.50
Commission payable on warrant								$ 20,000
Equity Purchase Agreement | YA II PN Ltd
Property, Plant and Equipment [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination (in shares) | shares							1,000,000
Common stock shares subscribed but unissued value							$ 50,000,000.0
Debt instrument term							36 months
Additional debt instrument							$ 10,000,000
Patents
Property, Plant and Equipment [Line Items]
Useful Life										12 years	12 years		12 years	12 years	12 years	12 years		12 years	12 years	12 years
Wells Fargo Securities LLC | GIGCAPITAL5, INC
Property, Plant and Equipment [Line Items]
Deferred underwriting fee waiver amount									$ 6,440,000
Mr Weightman | GIGCAPITAL5, INC
Property, Plant and Equipment [Line Items]
Issuance of shares subject to forfeiture | shares																		5,000